Segment Reporting - Schedule of Reconciliation of Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Segment Reporting Information [Line Items]
Consolidated total assets	$ 32,234	$ 27,935	$ 24,077
Reportable Segments
Segment Reporting Information [Line Items]
Consolidated total assets	36,670		24,148
Intersegment
Segment Reporting Information [Line Items]
Elimination of intersegment receivables Intersegment	$ (4,436)		$ (71)